TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended			48 Months Ended
	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012
Taxes on Income [Line Items]
Tax rate		26.50%	25.00%	25.00%
Effective tax rate		10.40%	33.90%	(26.00%)
Income tax benefit	$ 19,200	$ 11,950	$ 28,405	$ (13,994)	$ 11,600
Income taxes paid	32,000	32,854	43,862	10,711	10,300
Tax loss carry-forwards		99,000
Tax loss carry-forwards that have no expiration date		70,900
Accrued interest related to income tax uncertainties		448
2009 [Member] | Israeli Income Tax Authority [Member]
Taxes on Income [Line Items]
Settlement of tax year under examination		2009
2009 [Member] | Other Income Tax Authority [Member]
Taxes on Income [Line Items]
Year under examination		2009
2013 [Member] | Israeli Income Tax Authority [Member]
Taxes on Income [Line Items]
Year under examination		2013
2011 [Member] | U.S. Federal Income Tax Authority [Member]
Taxes on Income [Line Items]
Year under examination		2011
2012 [Member] | Israeli Income Tax Authority [Member]
Taxes on Income [Line Items]
Year under examination		2012
Settlement of tax year under examination		2012
Earliest [Member]
Taxes on Income [Line Items]
Operating loss carry-forwards expiration date		Dec. 31, 2015
Earliest [Member] | U.S. Federal Income Tax Authority [Member]
Taxes on Income [Line Items]
Year under examination		2014
Earliest [Member] | Israeli Income Tax Authority [Member]
Taxes on Income [Line Items]
Year under examination		2014
Earliest [Member] | Other Income Tax Authority [Member]
Taxes on Income [Line Items]
Year under examination		2014
Latest [Member]
Taxes on Income [Line Items]
Operating loss carry-forwards expiration date		Dec. 31, 2032
UNITED STATES [Member]
Taxes on Income [Line Items]
Tax rate		37.00%
UNITED KINGDOM [Member]
Taxes on Income [Line Items]
Tax rate		21.50%
Non-Israeli Subsidiaries [Member]
Taxes on Income [Line Items]
Undistributed earnings		231,000
Unrecognized deferred tax liability		$ 45,000
Encouragement of Industry [Member]
Taxes on Income [Line Items]
Number of annual installments for dedcution of public offerng expenses		3
Amortization period of purchased know-how and patents		8 years
2012 [Member] | The Amendment [Member]
Taxes on Income [Line Items]
Tax rate		15.00%
2013 [Member] | The Amendment [Member]
Taxes on Income [Line Items]
Tax rate		12.50%
2014 And Thereafter [Member]
Taxes on Income [Line Items]
Tax rate		26.50%
2014 And Thereafter [Member] | The Amendment [Member]
Taxes on Income [Line Items]
Tax rate		16.00%
Maximum [Member] | Temporary Order from November 2012 [Member]
Taxes on Income [Line Items]
Effective tax rate		17.50%
Minimum [Member] | Temporary Order from November 2012 [Member]
Taxes on Income [Line Items]
Effective tax rate		6.00%